Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities:
Deferred tax liabilities	$ 55,866	$ 60,114	$ 48,156
Deferred tax assets:
Less: valuation allowance
Deferred tax assets, net	132,093	227,152	236,130
Domestic Tax Jurisdiction [Member]
Deferred tax liabilities:
Beginning of the period/year	48,132	40,173	21,058
(Reversal) recognized during the period/year	(3,146)	7,959	19,115
End of the period/year	44,986	48,132	40,173
Deferred tax assets:
Beginning of the period/year	186,759	195,391	68,914
Recognized during the period/year			217,364
Utilized during the period/year	(75,109)	(8,632)	(90,887)
End of the period/year	111,650	186,759	195,391
State and Local Jurisdiction [Member]
Deferred tax liabilities:
Beginning of the period/year	11,982	7,983	194
(Reversal) recognized during the period/year	(1,102)	3,999	8,177
End of the period/year	10,880	11,982	7,983
Deferred tax assets:
Beginning of the period/year	40,393	40,739	4,659
Recognized during the period/year			56,711
Utilized during the period/year	(19,950)	(346)	(20,631)
End of the period/year	$ 20,443	$ 40,393	$ 40,739